Intangible assets and goodwill - Goodwill From Acquisitions, Adjustments During Measurement Period (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	$ 411,521
Closing balance	487,012
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	34,025
Increase (decrease) through other changes, intangible assets and goodwill	34,332
Closing balance	68,357
VBI | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	15,474
Increase (decrease) through other changes, intangible assets and goodwill	1,966
Closing balance	17,440
Igah | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	18,551
Increase (decrease) through other changes, intangible assets and goodwill	2,455
Closing balance	21,006
Kamaroopin | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	0
Increase (decrease) through other changes, intangible assets and goodwill	16,473
Closing balance	16,473
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	0
Increase (decrease) through other changes, intangible assets and goodwill	13,438
Closing balance	$ 13,438